Related Parties Balances and Transactions (Details) - Schedule of due to related parties - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Related Parties Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	¥ 5,500	¥ 4,499
Mr. Bao [Member]
Related Parties Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	4,779	3,819
Philectronics [Member]
Related Parties Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	482	482
Grandsky Phoenix Limited [Member]
Related Parties Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	¥ 239	¥ 198